Segment information (Details Narrative) $ in Millions	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2023 USD ($)
Statement [Line Items]
Reportable segment percentage	10.00%	10.00%	10.00%	10.00%
Provisions amount	$ 7,331,000,000		$ 1,553,000,000
Revenue corresponding principle amount	57,730,000,000		80,095,000,000	$ 56,422,000,000
MPIT [Member]
Statement [Line Items]
Provisions amount			17,000,000	50,000,000	$ 1
FPC [Member]
Statement [Line Items]
Management fees		$ 4,760	8,988,000
Corresponding to expenses	(316,000,000)		(461,000,000)	(835,000,000)
Urban properties and investments [Member]
Statement [Line Items]
Corresponding to assets			4,174,000,000
Brazil
Statement [Line Items]
Revenue corresponding principle amount	41,398,000,000		63,952,000,000	46,080,000,000
Corresponding to assets	143,009,000,000
U.S. [Member] | Urban properties and investments [Member]
Statement [Line Items]
Revenue corresponding principle amount	22,000,000		31,000,000	60,000,000
Corresponding to assets	528,000,000		638,000,000	12,271,000,000
Uruguay [Member] | Urban properties and investments [Member]
Statement [Line Items]
Revenue corresponding principle amount	2,516,000
Corresponding to assets	3,244,000,000		3,514,000,000	3,165,000,000
Other Countries [Member]
Statement [Line Items]
Revenue corresponding principle amount	46,283,000,000		69,238,000,000	48,236,000,000
Corresponding to assets			129,998,000,000	160,116,000,000
Other Countries [Member] | Urban properties and investments [Member]
Statement [Line Items]
Revenue corresponding principle amount	2,538,000,000
Corresponding to assets	3,791,000,000		4,174,000,000	15,328,000,000
Operations Center in Argentina 1 [Member] | Urban properties and investments [Member]
Statement [Line Items]
Revenue corresponding principle amount	69,765,000,000		55,143,000,000	35,694,000,000
Corresponding to assets	631,143,000,000		698,491,000,000	717,143,000,000
Agricultural Business [Member]
Statement [Line Items]
Revenue corresponding principle amount	55,494,000,000		69,613,000,000	56,995,000,000
Corresponding to assets	$ 68,025,000,000		$ 66,563,000,000	$ 72,301,000,000